Investments In Affiliated Companies, Partnerships And Other Companies	12 Months Ended
Dec. 31, 2025
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies, Partnerships And Other Companies	INVESTMENTS IN AFFILIATED COMPANIES AND OTHER COMPANIES
A.    INVESTMENTS IN AFFILIATED COMPANIES:

	December 31, 2025	December 31, 2024
Companies accounted for under the equity method(1)	$113,339	$101,145
Companies accounted for under the fair value method and other investments(2)	13,561	24,862
	$126,900	$126,007

(1)    See Note 6B.
(2)    See Note 6C.

B.    INVESTMENTS IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD:

	December 31, 2025	December 31, 2024
Company A (1)	$99,102	$88,974
Company B (2)	5,634	5,220
Company C (3)	4,147	3,641
Other	4,456	3,310
	$113,339	$101,145

(1)Company A is an Israeli company, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. (“Rafael”). Company A is engaged in the development and production of various thermal detectors and laser diodes. Company A is jointly controlled and therefore is not consolidated in the Company’s financial statements. During 2025 and 2024, the Company received from Company A dividends in amounts of approximately $17,500 and $10,800, respectively.

(2)Company B is a U.K. joint venture held 50% by a wholly-owned U.K. subsidiary of the Company and 50% by Kellogg Brown & Root Limited.

(3)Company C is an Asia pacific joint venture held 49% by the Company and 51% by Adani group.
Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES AND OTHER COMPANIES (Cont.)

B.    INVESTMENTS IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD (Cont.):

Equity in net earnings of affiliated companies and partnerships is as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Company A	$25,556	$20,492	$10,526
Company B	1,088	1,582	1,822
Company C	506	522	(93)
Other	2,093	(3,420)	20
	$29,243	$19,176	$12,275

The summarized aggregate financial information of companies accounted for under the equity method is as follows:

Balance Sheet Information:

	December 31, 2025	December 31, 2024
Current assets	$368,866	$327,961
Non-current assets	147,926	159,219
Total assets	$516,792	$487,180

Current liabilities	$253,886	$229,280
Non-current liabilities	59,468	66,165
Shareholders' equity	203,438	191,735
Total liabilities and equity	$516,792	$487,180

Income Statement Information:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Revenues	$455,127	$390,225	$328,138
Gross profit	$161,142	$143,055	$111,698
Net income	$52,792	$32,440	$10,391
Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES AND OTHER COMPANIES (Cont.)

C.    INVESTMENTS ACCOUNTED FOR UNDER THE FAIR VALUE METHOD AND OTHER INVESTMENTS:

Investments accounted for under the fair value method are evaluated by applying relevant methods as the market approach with the use of an option pricing method or the earning approach using discounted future cash flows, as follows:

	December 31, 2025	December 31, 2024
Company D (1)	$13,561	$13,561
Company E (2)	—	7,301
Company F (3)	—	4,000
	$13,561	$24,862
(1)    Company D is an Israeli Company held 5% by the Company. During 2025 and 2024 there was no indication of change in Company D fair value.

(2)    Company E engages in developing surgeon-centered visualization technologies. During 2021, following a third party investments, the Company re-evaluated the fair value of its holdings in Company E and recognized in other income a gain of approximately $4,800. During 2022, the Company invested in Company E $1,400 and following third parties investments, the Company re-evaluated the fair value of its holdings in Company E and recognized in other income a gain of approximately $3,200. During 2023, the Company invested in Company E $3,600 and following third parties investments, the Company re-evaluated the fair value of its holdings in Company E and recognized in other income a loss of approximately $1,300. During 2024 the Company invested in Company E $2,800. The Company re-evaluated the fair value of its holding in Company E and during 2025 and 2024 the Company recognized in other income a loss of approximately$7,300 and $14,900, respectively (See Note 26).

(3) Company F is an Israeli company of which the Company owns 25% of the outstanding share capital, which is engaged in the field of tactical ground robotic systems. During the first quarter of 2022 the Company invested $2,000 in Company F. During the last quarter of 2022 the Company re-evaluated its investment in Company F and decreased its value in the amount of approximately $4,000. During 2024 there was no indication of change in Company F fair value. During 2025, the Company sold its holdings in Company F for the proceeds of approximately $16,000, as a result the company recognized a gain of approximately $12,000 (see Note 26).